SCHEDULE OF OPTION ACTIVITY FOR OPTIONS TO EMPLOYEES, OFFICERS AND DIRECTORS (Details) - $ / shares		1 Months Ended		12 Months Ended
	Sep. 13, 2022	Oct. 31, 2024	Oct. 31, 2022	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Weighted average remaining contractual life, Outstanding at end of period				6 years 9 months 14 days		6 years 1 month 28 days		8 years 2 months 12 days		7 years 6 months
Number of options, Granted	31,501	7,700	7,700
Weighted average remaining contractual life, Granted						9 years 9 months
Weighted average remaining contractual life, Exercisable at end of period				6 years 3 months 10 days		4 years 1 month 13 days		6 years 7 months 6 days
Employee Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options, Outstanding at beginning of period				296,709		237,612		158,109
Weighted average exercise price, Outstanding at beginning of period				$ 16.32	[1]	$ 17.6	[1]	$ 49.12
Number of options, Granted						68,739		132,361
Weighted average exercise price, Granted						$ 14.8	[1]	$ 14.8
Number of options, Exercised								(209)
Weighted average exercise price, Exercised							[1]	$ 49.12
Number of options, Forfeited				(115,784)		(9,642)		(52,649)
Weighted average exercise price, Forfeited				$ 14.8		$ 14.8	[1]	$ 49.12
Number of options, Outstanding at end of period				180,925		296,709		237,612		158,109
Weighted average exercise price, Outstanding at end of period				$ 17.13		$ 16.32	[1]	$ 17.6	[1]	$ 49.12
Number of options, Exercisable at end of period				137,139		157,394		100,633
Weighted average exercise price, Exercisable at end of period				$ 17.87		$ 17.44	[1]	$ 19.68

[1]	Regarding repricing during 2022, see Note 9E(4)(g) below.